Subsequent Events (Details Textual) (USD $)	2 Months Ended		3 Months Ended				9 Months Ended		12 Months Ended	14 Months Ended		3 Months Ended		0 Months Ended	3 Months Ended			3 Months Ended		3 Months Ended		1 Months Ended	0 Months Ended		3 Months Ended			0 Months Ended	3 Months Ended				1 Months Ended	3 Months Ended
	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2013	Mar. 26, 2014	Jun. 30, 2014 Non-Employee Equity Compensation Plan 2014 [Member]	Mar. 31, 2014 Non-Employee Equity Compensation Plan 2014 [Member]	Nov. 13, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member]	Mar. 07, 2014 Subsequent Event [Member]	Feb. 25, 2014 Subsequent Event [Member]	Mar. 31, 2014 Subsequent Event [Member] IR Consulting Warrant [Member]	Jan. 13, 2014 Subsequent Event [Member] IR Consulting Warrant [Member]	Mar. 31, 2014 Subsequent Event [Member] IR Incentive Warrants [Member]	Mar. 31, 2014 Subsequent Event [Member] Equity Incentive Plan 2013 [Member]	Jul. 31, 2014 Subsequent Event [Member] Employee Stock Option [Member] Equity Incentive Plan 2013 [Member]	Nov. 13, 2014 Subsequent Event [Member] Restricted Stock Units (RSUs) [Member]	Nov. 13, 2014 Subsequent Event [Member] Restricted Stock Units (RSUs) [Member] Equity Incentive Plan 2013 [Member]	Dec. 31, 2014 Subsequent Event [Member] Non-Employee Equity Compensation Plan 2014 [Member]	Mar. 31, 2014 Subsequent Event [Member] Non-Employee Equity Compensation Plan 2014 [Member]	Mar. 31, 2014 Subsequent Event [Member] Employees And Consultants [Member]	Nov. 13, 2014 Subsequent Event [Member] Employees And Consultants [Member] Restricted Stock Units (RSUs) [Member]	Mar. 31, 2014 Subsequent Event [Member] Other Employees [Member]	Mar. 31, 2014 Subsequent Event [Member] Chief Technical Officer [Member]	Mar. 31, 2014 Subsequent Event [Member] Chief Financial Officer [Member]	Mar. 31, 2014 Subsequent Event [Member] Vice President [Member]	Jul. 31, 2014 Subsequent Event [Member] Vice President [Member] Equity Incentive Plan 2013 [Member]	Mar. 31, 2014 Subsequent Event [Member] Director [Member]	Mar. 31, 2014 Subsequent Event [Member] Director [Member] Non-Employee Equity Compensation Plan 2014 [Member]
Subsequent Event [Line Items]
Payments of Stock Issuance Costs															$ 100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	0						1,542,477		275,689						80,201								261,686	3,836		249,875	457,644	5,100	319,799	57,644	80,201	80,201		25,979	34,781
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period															36 months					6 months		4 years					36 months			45 months	36 months	36 months	4 years	1 year	1 year
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Date																						Mar. 28, 2018					Oct. 01, 2014				Oct. 01, 2014	Oct. 01, 2014	Mar. 28, 2018
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price							$ 4.63		$ 1.68						$ 4.99												$ 2.49							$ 3.63	$ 5.47
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights																		3,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			25.00%	25.00%	25.00%	25.00%						25.00%	25.00%		25.00%										25.00%		25.00%				25.00%	25.00%		25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost																		8,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																			36,000
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																		130.00%		30.00%
Share-based Compensation Arrangement by Share-based Payment Award, Accelerated Vesting, Number																		3,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value																				250,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																				4 years															10 years
Share-based Compensation Arrangement by Share-based Payment Award, Plan Modification, Description and Terms																					18%
Sale of Stock, Number of Shares Issued in Transaction															210,526
Sale of Stock, Price Per Share																$ 0.0001
Proceeds from Issuance of Common Stock		$ 10,000					$ 0	$ 165,217	$ 200,681	$ 210,681					$ 1,000,000
Preferred Stock, Shares Authorized	5,000,000	5,000,000		10,000,000			10,000,000		0	0	10,000,000						10,000,000
Sale Of Stock Lock Up Period															1 year
Stock Issued During Period, Shares, New Issues																				5,000
Excess Stock, Shares Authorized																	60,000,000
Stock Issued During Period, Shares, Issued for Services														5,353